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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Atticus Capital LP
Address:          152 West 57th Street
                  45th Floor
                  New York, New York  10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Timothy R. Barakett
Title:            as Managing Member of Atticus Management LLC, its general
                  partner
Phone:            212-373-0800

Signature, Place, and Date of Signing:

/s/ John F. Brown, Attorney-in-Fact*        New York, New York                                May  15, 2006
------------------------------------        ------------------------                        ----------------------
        [Signature]                             [City, State]                                      [Date]

*Pursuant to Power of Attorney attached hereto.

This statement is being filed by Atticus Capital LP, a Delaware limited partnership ("Atticus Capital"), the general partner of which is Atticus
Management LLC, a Delaware limited liability company f/k/a Atticus Capital, L.L.C. ("Atticus Management"). Effective as of January 1, 2006, Atticus
Management effected a restructuring in which it assigned to Atticus Capital its rights and obligations under the investment management agreements with its clients and following the restructuring it changed its name to "Atticus
Management LLC".



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                    0
                                                             -------------

Form 13F Information Table Entry Total:                              88
                                                             -------------

Form 13F Information Table Value Total:                      $9,723,679
                                                             -------------
                                                              (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name
----------------           ------------------------           ------------------
         None.

                                       Atticus Capital LP
                                   Form 13F Information Table
                                  Quarter ended March 31, 2006

                                                                                Investment Discretion        Voting Authority

                                                Fair Market Shares or SH/
                                                  Value    Principal PRN Put/      Shared- Shared-  Other
Issuer                        Title of  Cusip (in thousands) Amount      Call Sole Defined Other    Managers  Sole   Shared  None
                               Class    Number                                                      Defined
----------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC                     COM     00339B107  $73,125 3,250,000 SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

AO TATNEFT                   SPON ADR   03737P306  $1,030    10,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

RESIDENTIAL COMTYS              COM     008273104  $25,996 2,475,800 SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

AMERCO                          COM     023586100 $110,170 1,113,168 SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

AMERICAN TOWER CORP            CL A     029912201  $76,370 2,518,800 SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

AMERIPRISE FINL INC             COM     03076C106 $119,030 2,641,600 SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

ANTEON INTL CORP                COM     03674E108  $53,829  986,600  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

ATHEROGENICS INC                COM     047439104  $77,776 4,765,700 SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

BANK NEW YORK INC               COM     064057102  $45,050 1,250,000 SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

BIOVERIS CORP                   COM     090676107  $5,089  1,298,237 SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK INC                  CL A     09247X101  $84,700  605,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

CABOT CORP                      COM     127055101  $15,758  463,600  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

CANADIAN NAT RES LTD            COM     136385101 $224,928 4,060,800 SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

CHAMPS ENTMT INC DEL            COM     158787101  $22,947 2,781,402 SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
                                COM
CHESAPEAKE ENERGY CORP                  165167107  $62,415 1,987,100 SH         X                              X

----------------------------------------------------------------------------------------------------------------------------------




                                       Atticus Capital LP
                                   Form 13F Information Table
                                  Quarter ended March 31, 2006

                                                                                Investment Discretion        Voting Authority

                                                Fair Market Shares or SH/
                                                  Value    Principal PRN Put/      Shared- Shared-  Other
Issuer                        Title of  Cusip (in thousands) Amount      Call Sole Defined Other    Managers  Sole   Shared  None
                               Class    Number                                                      Defined
----------------------------------------------------------------------------------------------------------------------------------
CHINA TELECOM CORP LTD      SPON ADR  169426103  $8,170    230,800    SH        X                              X
                             H SHS
----------------------------------------------------------------------------------------------------------------------------------

COMPANIA ANONIMA NACIONAL
TEL                        SPON ADR D 204421101  $12,615   595,600    SH        X                              X
----------------------------------------------------------------------------------------------------------------------------------

COMPANHIA VALE DO RIO      SPONSORED
DOCE                          ADR     204412209 $183,351  3,778,100   SH        X                              X
----------------------------------------------------------------------------------------------------------------------------------

CONOCOPHILLIPS                COM     20825C104 $801,092  12,685,550  SH        X                              X
----------------------------------------------------------------------------------------------------------------------------------

CONSECO INC                 COM NEW   208464883  $14,892   600,000    SH        X                              X
----------------------------------------------------------------------------------------------------------------------------------

CROWN CASTLE INTL CORP         COM    228227104  $40,334  1,422,700   SH        X                              X
----------------------------------------------------------------------------------------------------------------------------------

DIAMOND OFFSHORE DRILLING IN   COM    25271C102 $100,965  1,128,100   SH        X                              X
----------------------------------------------------------------------------------------------------------------------------------

EAGLE MATERIALS INC            COM    26969P108 $186,249  2,921,100   SH        X                              X
----------------------------------------------------------------------------------------------------------------------------------

EMISPHERE TECHNOLOGIES INC     COM    291345106  $10,761  1,309,100   SH        X                              X
----------------------------------------------------------------------------------------------------------------------------------

EPICEPT CORP                   COM    294264205   $303      67,307    SH        X                              X
----------------------------------------------------------------------------------------------------------------------------------

ETHAN ALLEN INTERIORS INC      COM    297602104   $420      10,000    SH        X                              X
----------------------------------------------------------------------------------------------------------------------------------

E TRADE FINANCIAL CORP         COM    269246104  $2,698    100,000    SH        X                              X
----------------------------------------------------------------------------------------------------------------------------------

FLEETWOOD ENTERPRISES INC      COM    339099103  $15,626  1,398,900   SH        X                              X
----------------------------------------------------------------------------------------------------------------------------------

FOSTER WHEELER LTD           SHS NEW  G36535139  $45,484   961,400    SH        X                              X
----------------------------------------------------------------------------------------------------------------------------------



                                       Atticus Capital LP
                                   Form 13F Information Table
                                  Quarter ended March 31, 2006

                                                                                Investment Discretion        Voting Authority

                                                Fair Market Shares or SH/
                                                  Value    Principal PRN Put/      Shared- Shared-  Other
Issuer                        Title of  Cusip (in thousands) Amount      Call Sole Defined Other    Managers  Sole   Shared  None
                               Class    Number                                                      Defined
----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN RES INC                COM     354613101  $67,212  713,200  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

FURNITURE BRANDS INTL INC       COM     360921100   $245     10,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GROUP INC         COM     38141G104 $204,048 1,300,000 SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

GRUPO AEROPORTUARIO DEL PAC SPON ADR B  400506101  $54,660 1,710,800 SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

INCO LTD                        COM     453258402  $14,555  250,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
                             SPONSORED  48268K101  $6,028   283,000  SH         X                              X
KT CORP                         ADR
----------------------------------------------------------------------------------------------------------------------------------

LABORATORY CORP OF AMER
HLDGS                         COM NEW   50540R409  $17,515  299,500  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

LA-Z-BOY INC                    COM     505336107   $170     10,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

LEGG MASON INC                  COM     524901105 $104,964  837,500  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

MERCER INTL INC                 COM     588056101  $19,479 2,092,287 SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

MITTAL STEEL CON V           NY REG SH  60684P101 $115,473 3,058,900 SH         X                              X
                               CL A
----------------------------------------------------------------------------------------------------------------------------------

MONSANTO CO NEW                 COM     61166W101 $105,649 1,246,600 SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

MWI VETERINARY SUPPLY INC       COM     55402X105  $2,303    70,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

NAVISTAR INTL                   COM     63934E108  $13,790  500,000  SH         X                              X
CORP NEW
----------------------------------------------------------------------------------------------------------------------------------

NEXMED INC                      COM     652903105    $55     63,200  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------



                                       Atticus Capital LP
                                   Form 13F Information Table
                                  Quarter ended March 31, 2006

                                                                                Investment Discretion        Voting Authority

                                               Fair Market Shares or SH/
                                                  Value    Principal PRN Put/      Shared- Shared-  Other
Issuer                        Title of  Cusip (in thousands) Amount      Call Sole Defined Other    Managers  Sole   Shared  None
                               Class    Number                                                      Defined
----------------------------------------------------------------------------------------------------------------------------------

NYSE GROUP INC                  COM   62949W103 $460,845 5,815,073   SH         X                              X

----------------------------------------------------------------------------------------------------------------------------------

PEGASUS COMMUNICATIONS CORP    CL A   705904605  $2,176   833,899    SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------
                            SPONSORED 71646E100  $4,093    39,000    SH         X                              X
PETROCHINA CO LTD               RED
----------------------------------------------------------------------------------------------------------------------------------

PHELPS DODGE CORP               COM   717265102 $997,860 12,391,155  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

PHOENIX COS INC NEW             COM   71902E109  $27,594 1,692,900   SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

PRICE COMMUNICATIONS CORP.    COM NEW 741437305 $188,012 10,628,176  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

PROCTER & GAMBLE CO             COM   742718109  $86,445 1,500,000   SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

PT TELEKOMUNIKASI INDONESIA  SPONSORED
                                ADR   715684106  $11,957  394,500    SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

RESEARCH IN MOTION LTD          COM   760975102 $103,978 1,225,000   SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

RYLAND GROUP INC                COM   783764103  $28,086   404,700   SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

SBA COMMUNICATIONS CORP         COM   78388J106  $33,228 1,419,400   SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

SEA CONTAINERS LTD             CL A   811371707    $983   136,400    SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

SEAGATE TECHNOLOGY              SHS   G7945J104  $48,501 1,842,050   SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

SEARS HLDGS CORP                COM   812350106 $563,996 4,278,209   SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------


                                       Atticus Capital LP
                                   Form 13F Information Table
                                  Quarter ended March 31, 2006

                                                                                Investment Discretion        Voting Authority

                                                Fair Market Shares or SH/
                                                  Value    Principal PRN Put/      Shared- Shared-  Other
Issuer                        Title of  Cusip (in thousands) Amount      Call Sole Defined Other    Managers  Sole   Shared  None
                               Class    Number                                                      Defined
----------------------------------------------------------------------------------------------------------------------------------

SOMAXON PHARMACEUTICALS INC     COM     834453102  $1,663   103,900  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

SOUTHERN COPPER CORP            COM     84265V105  $47,816  566,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

STANDARDPAC CORP NEW            COM     85375C101  $8,795   261,600  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

STATE AUTO FINL CORP            COM     855707105  $50,455 1,496,723 SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

SUNCOR ENERGY INC               COM     867229106  $23,892  310,200  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

TESORO CORP                     COM     881609101  $82,534 1,207,700 SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

TRANSOCEAN INC                  ORD     G90078109  $76,887  957,500  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

TRONOX INC                     CL A     897051108  $23,832 1,405,200 SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

TXU CORP                        COM     873168108  $17,904  400,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

UNITED STATES STL CORP NEW      COM     912909108  $12,743  210,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

VALERO ENERGY CORP NEW          COM     91913Y100 $206,940 3,461,700 SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

VORNADO RLTY TR             SH BEN INT  929042109  $81,600  850,000  SH         X                              X
----------------------------------------------------------------------------------------------------------------------------------

WABASH NATL CORP               CALL     929566907  $13,882  702,900  SH   CALL  X                              X
----------------------------------------------------------------------------------------------------------------------------------

AMERICAN EXPRESS CO            CALL     025816909 $261,436 4,975,000 SH   CALL  X                              X
----------------------------------------------------------------------------------------------------------------------------------

ASHLAND INC NEW                CALL     044209904  $21,317  299,900  SH   CALL  X                              X
----------------------------------------------------------------------------------------------------------------------------------

ATHEROGENICS INC               CALL     047439904  $11,982  734,200  SH   CALL  X                              X
----------------------------------------------------------------------------------------------------------------------------------


                                       Atticus Capital LP
                                   Form 13F Information Table
                                  Quarter ended March 31, 2006

                                                                                Investment Discretion        Voting Authority

                                                Fair Market Shares or SH/
                                                  Value    Principal PRN Put/       Shared- Shared-  Other
Issuer                        Title of  Cusip (in thousands) Amount      Call  Sole Defined Other    Managers  Sole   Shared  None
                               Class    Number                                                       Defined
----------------------------------------------------------------------------------------------------------------------------------

CHESAPEAKE ENERGY CORP         CALL    165167907  $89,519  2,850,000  SH  CALL   X                              X
----------------------------------------------------------------------------------------------------------------------------------

COMPHANIA VALE DO RIO DOCE     CALL    204412909  $48,530  1,000,000  SH  CALL   X                              X
----------------------------------------------------------------------------------------------------------------------------------

CONOCOPHILLIPS                 CALL    20825C904 $557,387  8,826,400  SH  CALL   X                              X
----------------------------------------------------------------------------------------------------------------------------------

HALLIBURTON CO                 CALL    406216901 $178,899   2,450,000 SH  CALL   X                              X
----------------------------------------------------------------------------------------------------------------------------------

PFIZER INC                     CALL    717081903  $93,450   3,750,000 SH  CALL   X                              X
----------------------------------------------------------------------------------------------------------------------------------

PHELPS DODGE CORP              CALL    717265902 $471,841   5,859,200 SH  CALL   X                              X
----------------------------------------------------------------------------------------------------------------------------------

PROCTER & GAMBLE CO            CALL    742718909  $66,275   1,150,000 SH  CALL   X                              X
----------------------------------------------------------------------------------------------------------------------------------

SEARS HLDGS CORP               CALL    812350906 $1,162,938 8,821,500 SH  CALL   X                              X
----------------------------------------------------------------------------------------------------------------------------------

SUNCOR ENERGY INC              CALL    867229906  $69,318   900,000   SH  CALL   X                              X
----------------------------------------------------------------------------------------------------------------------------------

TD AMERITRADE HLDG CORP        CALL    87236Y908  $70,407  3,373,600  SH  CALL   X                              X
----------------------------------------------------------------------------------------------------------------------------------

TXU CORP                       CALL    873168908 $143,232  3,200,000  SH  CALL   X                              X
----------------------------------------------------------------------------------------------------------------------------------

VALERO ENERGY CORP NEW         CALL    91913Y900 $100,729  1,685,000  SH  CALL   X                              X
----------------------------------------------------------------------------------------------------------------------------------

WENDYS INTL INC                CALL    950590909  $13,964   225,000   SH  CALL   X                              X
----------------------------------------------------------------------------------------------------------------------------------

SPDR TR 1                   UNIT SER 1 78462F103  $8,439    65,000    SH  PUT    X                              X
----------------------------------------------------------------------------------------------------------------------------------

Total Fair Market Value                         $9,723,679
(in thousands)
----------------------------------------------------------------------------------------------------------------------------------


                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that I, TIMOTHY R. BARAKETT, hereby make, constitute and appoint each of JOHN F. BROWN and CHARLES FORTIN, acting individually, as my agent and attorney-in-fact for the purpose of executing in my name, (a) in my personal capacity or (b) in my capacity as chief executive officer of, managing member of or in other capacities with Atticus Capital LP or its general partner Atticus Management LLC (f/k/a Atticus Capital, L.L.C.) (collectively, "Atticus"), and each of their affiliates or entities advised by me or Atticus, all documents, certificates, instruments, statements, filings and agreements ("documents") to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement relating to the acquisition, ownership, management or disposition of securities, futures contracts or other investments, and any other documents relating or ancillary thereto, including without limitation all documents relating to filings with the Commodities Futures Trading Commission and National Futures Association, the United States Securities and Exchange Commission (the "SEC") pursuant to the Securities Act of 1933 or the Securities Exchange Act of 1934 (the "Act") and the rules and regulations promulgated thereunder, including all documents relating to the beneficial ownership of securities required to be filed with the SEC pursuant to Section 13(d) or Section 16(a) of the Act and any information statements on Form 13F required to be filed with the SEC pursuant to Section 13(f) of the Act. All past acts of the attorneys-in-fact in furtherance of the foregoing are hereby ratified and confirmed.

     THIS POWER OF ATTORNEY shall remain in full force and effect until either revoked in writing by the undersigned or until such time as the person or persons to whom power of attorney has been hereby granted cease(s) to be an employee of, or otherwise associated with, Atticus or or one of its affiliates. Execution of this power of attorney revokes that certain Power of Attorney dated as of January 24, 2006 with respect to substantially the same matters addressed above.

     IN WITNESS WHEREOF, the undersigned has duly subscribed these presents as of March 21, 2006.


                                                     /s/ Timothy R. Barakett
                                                    ----------------------------
                                                     Timothy R. Barakett